Segment Information (Details Narrative) - Single Reportable Segment [Member] - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Number of operating segment	1	1
Number of reportable segment	1	1